BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Opportunities V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Value Opportunities V.I. Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated June 6, 2011
to the Prospectus and Statement of Additional Information,
dated May 1, 2011

Effective June 1, 2011, the Funds’ Prospectus and Statement of Additional Information are amended as set forth below:

The rows corresponding to each Fund in the first table after the third paragraph in the section entitled “Management of the Funds—BlackRock,” in the Funds’ current Prospectus are deleted and the following is inserted after the first table:

BlackRock Balanced Capital V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.55%
In excess of $1 billion but not more than $3 billion	0.52%
In excess of $3 billion but not more than $5 billion	0.50%
In excess of $5 billion but not more than $10 billion	0.48%
In excess of $10 billion	0.47%

BlackRock Basic Value V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.60%
In excess of $1 billion but not more than $3 billion	0.56%
In excess of $3 billion but not more than $5 billion	0.54%
In excess of $5 billion but not more than $10 billion	0.52%
In excess of $10 billion	0.51%

BlackRock Capital Appreciation V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.65%
In excess of $1 billion but not more than $3 billion	0.61%
In excess of $3 billion but not more than $5 billion	0.59%
In excess of $5 billion but not more than $10 billion	0.57%
In excess of $10 billion	0.55%

BlackRock Equity Dividend V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.60%
In excess of $1 billion but not more than $3 billion	0.56%
In excess of $3 billion but not more than $5 billion	0.54%
In excess of $5 billion but not more than $10 billion	0.52%
In excess of $10 billion	0.51%

BlackRock Global Allocation V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $6 billion	0.65%
In excess of $6 billion but not more than $8 billion	0.61%
In excess of $8 billion but not more than $10 billion	0.59%
In excess of $10 billion but not more than $15 billion	0.57%
In excess of $15 billion	0.55%

BlackRock Global Opportunities V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.75%
In excess of $1 billion but not more than $3 billion	0.71%
In excess of $3 billion but not more than $5 billion	0.68%
In excess of $5 billion but not more than $10 billion	0.65%
In excess of $10 billion	0.64%

BlackRock Government Income V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.50%
In excess of $1 billion but not more than $3 billion	0.47%
In excess of $3 billion but not more than $5 billion	0.45%
In excess of $5 billion but not more than $10 billion	0.44%
In excess of $10 billion	0.43%

BlackRock International Value V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.75%
In excess of $1 billion but not more than $3 billion	0.71%
In excess of $3 billion but not more than $5 billion	0.68%
In excess of $5 billion but not more than $10 billion	0.65%
In excess of $10 billion	0.64%

BlackRock Large Cap Growth V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.65%
In excess of $1 billion but not more than $3 billion	0.61%
In excess of $3 billion but not more than $5 billion	0.59%
In excess of $5 billion but not more than $10 billion	0.57%
In excess of $10 billion	0.55%

BlackRock Large Cap Value V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.75%
In excess of $1 billion but not more than $3 billion	0.71%
In excess of $3 billion but not more than $5 billion	0.68%
In excess of $5 billion but not more than $10 billion	0.65%
In excess of $10 billion	0.64%

BlackRock Value Opportunities V.I. Fund

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.75%
In excess of $1 billion but not more than $3 billion	0.71%
In excess of $3 billion but not more than $5 billion	0.68%
In excess of $5 billion but not more than $10 billion	0.65%
In excess of $10 billion	0.64%

The management fee disclosure related to each Fund in the section entitled “Management and Advisory Arrangements—Management Fee” in the Funds’ current Statement of Additional Information is deleted and replaced with the following:

BlackRock Balanced Capital V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.55%
In excess of $1 billion but not more than $3 billion	0.52%
In excess of $3 billion but not more than $5 billion	0.50%
In excess of $5 billion but not more than $10 billion	0.48%
In excess of $10 billion	0.47%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.55% of the Fund’s average daily net assets.

BlackRock Basic Value V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.60%
In excess of $1 billion but not more than $3 billion	0.56%
In excess of $3 billion but not more than $5 billion	0.54%
In excess of $5 billion but not more than $10 billion	0.52%
In excess of $10 billion	0.51%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.60% of the Fund’s average daily net assets.

BlackRock Capital Appreciation V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.65%
In excess of $1 billion but not more than $3 billion	0.61%
In excess of $3 billion but not more than $5 billion	0.59%
In excess of $5 billion but not more than $10 billion	0.57%
In excess of $10 billion	0.55%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.65% of the Fund’s average daily net assets.

BlackRock Equity Dividend V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.60%
In excess of $1 billion but not more than $3 billion	0.56%
In excess of $3 billion but not more than $5 billion	0.54%
In excess of $5 billion but not more than $10 billion	0.52%
In excess of $10 billion	0.51%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.60% of the Fund’s average daily net assets.

BlackRock Global Allocation V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $6 billion	0.65%
In excess of $6 billion but not more than $8 billion	0.61%
In excess of $8 billion but not more than $10 billion	0.59%
In excess of $10 billion but not more than $15 billion	0.57%
In excess of $15 billion	0.55%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.65% of the Fund’s average daily net assets.

BlackRock Global Opportunities V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.75%
In excess of $1 billion but not more than $3 billion	0.71%
In excess of $3 billion but not more than $5 billion	0.68%
In excess of $5 billion but not more than $10 billion	0.65%
In excess of $10 billion	0.64%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.75% of the Fund’s average daily net assets.

BlackRock Government Income V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.50%
In excess of $1 billion but not more than $3 billion	0.47%
In excess of $3 billion but not more than $5 billion	0.45%
In excess of $5 billion but not more than $10 billion	0.44%
In excess of $10 billion	0.43%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.50% of the Fund’s average daily net assets.

BlackRock International Value V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.75%
In excess of $1 billion but not more than $3 billion	0.71%
In excess of $3 billion but not more than $5 billion	0.68%
In excess of $5 billion but not more than $10 billion	0.65%
In excess of $10 billion	0.64%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.75% of the Fund’s average daily net assets.

BlackRock Large Cap Growth V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.65%
In excess of $1 billion but not more than $3 billion	0.61%
In excess of $3 billion but not more than $5 billion	0.59%
In excess of $5 billion but not more than $10 billion	0.57%
In excess of $10 billion	0.55%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.65% of the Fund’s average daily net assets.

BlackRock Large Cap Value V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.75%
In excess of $1 billion but not more than $3 billion	0.71%
In excess of $3 billion but not more than $5 billion	0.68%
In excess of $5 billion but not more than $10 billion	0.65%
In excess of $10 billion	0.64%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.75% of the Fund’s average daily net assets.

BlackRock Value Opportunities V.I. Fund

     Portion of average daily value of net assets of the Fund:

Portion of Average Daily Value of Net Assets	Management Fee

Not exceeding $1 billion	0.75%
In excess of $1 billion but not more than $3 billion	0.71%
In excess of $3 billion but not more than $5 billion	0.68%
In excess of $5 billion but not more than $10 billion	0.65%
In excess of $10 billion	0.64%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.75% of the Fund’s average daily net assets.

Shareholders should retain this Supplement for future reference.

Code: PR&SAI-VAR-0611SUP